Ohio National Fund, Inc.	SUMMARY PROSPECTUS May 1, 2015

Risk Managed Balanced Portfolio

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information, online at http://hosted.rightprospectus.com/ohionational. You can also get this information at no cost by calling 1-800-366-6654 or by sending an e-mail request to Custservice@ohionational.com. The fund’s prospectus and statement of additional information, both dated May 1, 2015, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.54%

Total Annual Fund Operating Expenses*	1.44%

*	Annualized

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a balanced portfolio of equity and fixed-income securities (the “Balanced Component”) and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio (the “Risk Management Component”). The Balanced Component is managed by Janus Capital Management LLC (“Janus”). The Risk Management Component is managed by AnchorPath Financial, LLC (“AnchorPath”). Under normal circumstances, the Balanced Component will represent approximately 80% of the Portfolio, and the Risk Management Component will represent the remainder of the Portfolio. The allocation between the two components will normally be rebalanced to the desired allocation of 80% Balanced Component and 20% Risk Management Component only once a year, although the Portfolio may be rebalanced at any time at the discretion of the Adviser. AnchorPath monitors the Portfolio’s allocation on a daily basis, and in collaboration with the Adviser and Janus, manages the periodic rebalancing between the Balanced Component and the Risk Management Component.

With respect to the Balanced Component, Janus will normally invest 35-65% of the assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. Janus will normally invest at least 25% of the assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. Janus may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio may invest in lower-rated debt securities (sometimes referred to as “junk bonds”) up to 10% of the Balanced Component.

In choosing investments for the Balanced Component, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Balanced Component and the other portfolio manager focusing on the fixed-income portion of the Balanced Component. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The Portfolio managers may also consider economic factors, such as the effect of interest rates on the Portfolio’s fixed-income investments.

With respect to the Risk Management Component, AnchorPath seeks to enhance the risk adjusted return of the Portfolio, attempting to enhance returns in rising markets and reduce risk in downturns. AnchorPath employs a variety of risk management techniques in its strategy, primarily using derivative instruments. AnchorPath attempts to stabilize current returns of the Portfolio by using techniques designed to limit the downside exposure of the Portfolio during periods of market declines, to add market exposure to the Portfolio during periods of normal or rising markets, and to reduce the volatility of the Portfolio. AnchorPath attempts to stabilize potential income of the Portfolio by using techniques designed to protect the Portfolio’s ability to generate future income. The derivative instruments may include “long” and “short” positions in futures, options and swap contracts. The Risk Management Component may also include “long” and “short” positions in exchange-traded funds (“ETFs”), U.S. government securities, as well as cash instruments.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. Portfolio performance may also be diminished by the added cost of the derivative instruments.

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can no assurance that the strategy will work as intended. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio.

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the Risk Management Component of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and its parent, The Ohio National Life Insurance Company (with its affiliates, “Ohio National Life”). Shares of the Portfolio are offered only to the separate accounts of Ohio National Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Short Sale Risk — While the Portfolio will engage in short sales to implement its risk management strategy, there can no assurance that the strategy will work as intended. Short selling ETFs and fixed-income securities is significantly different from the investment activities commonly associated with stock or bond funds. Positions in shorted securities are considered speculative and more risky than “long” positions (purchases) because the cost of replacing the security is unknown. Therefore, the potential loss on an uncovered short may be significant, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher costs such as brokerage fees, as well as paying dividends or interest that accrue on the underlying security during the period of the short sale, all of which will reduce the Portfolio’s return.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade (also called “junk bonds”) are subject to greater levels of credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Exchange-Traded Funds Risk — An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Portfolio in connection with any such investment.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of the Prospectus To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Janus serves as sub-adviser to the Balanced Component portion of the Portfolio. Janus portfolio managers Gibson Smith and Marc Pinto are responsible for the day-to-day management of the Balanced Component’s assets and have managed the Balanced Component since May 2014. AnchorPath serves as sub-adviser to the Risk Management Component. AnchorPath portfolio managers Marshall C. Greenbaum and Joseph L. D’Anna are responsible for the day-to-day management of the Risk Management Component and have managed the Risk Management Component since May 2014.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

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